Income Taxes (Details) - Schedule of reconciliation of the statutory U.S. federal income tax rate - Ambulnz, Inc. [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of reconciliation of the statutory U.S. federal income tax rate [Line Items]
Statutory federal income tax benefit	21.00%	21.00%
Permanent items	0.44%	0.44%
State taxes, net of federal tax benefit	8.02%	7.88%
Change in valuation allowance	(28.36%)	(29.12%)
Effective tax rate	1.10%	0.20%